Commitments and Contingencies (Details) - Schedule of Future Amounts Due Under Sponsored Study and Research Agreements - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Future Amounts Due Under Sponsored Study and Research Agreements [Abstract]
2024	$ 1,878,928	$ 725,244
Total	$ 1,878,928	$ 725,244